Capital Structure - Preferred Stock (Details) (USD $)	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 01, 2013 Series B-1 Preferred Shares Paid to Neige International	Jun. 30, 2013 Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares outstanding	640,692		640,692		640,692
Dividends declared on preferred shares	$ 937,012	$ 205,833			$ 937,012
Dividends paid on preferred shares	$ 937,012	$ 0		$ 468,506	$ 937,012